Accrued Liabilities and Other Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Payables
Accrued professional fees	¥ 5,477	¥ 5,541
Accrued promotion fees	882	1,477
Accrued employee welfare expense, meal and travel expense	285	1,427
Guarantee deposits	180	880
Withholding employees' social insurance and housing fund	843	927
Others	4,663	4,851
Total	¥ 12,330	¥ 15,103